Other liabilities	12 Months Ended
Dec. 31, 2017
Other liabilities [Abstract]
Other liabilities

26. Other liabilities

The breakdown of the balance of “Other Liabilities” is as follows:

Thousand of reais	2016	2015	2014

Accrued expenses and deferred income (1)	3,036,374	2,925,598	2,480,666
Transactions in transit	980,501	916,844	900,089
Provision for share-based payment	270,626	212,384	186,526
Liabilities for insurance contracts	1,587,603	1,584,303	1,365,793
Other (2)	2,138,817	2,559,970	1,917,122
Total	8,013,921	8,199,099	6,850,196

(1) Corresponds, mainly, to payments to be made - personnel expenses.

(2) Includes credits for funds to be released, such as Administratives expenses, amounts due to associates and suppliers.

(3) Includes mainly the amounts to transfer to the credit card companies (resources in transit) and amount to release referred to the real estate credits.